United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/20

Date of Reporting Period: 08/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
August 31, 2020

Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Hermes Short-Intermediate Total Return Bond Fund
(formerly, Federated Short-Intermediate Total Return Bond Fund)
Fund Established 2005

A Portfolio of Federated Hermes Institutional Trust
(formerly, Federated Institutional Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Short-Intermediate Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2019 through August 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2020, was 4.41% for Class A Shares, 4.58% for Institutional Shares, 4.42% for Service Shares and 4.59% for Class R6 Shares. The total return for the Bloomberg Barclays 1-5 Year U.S. Government/Credit Index (BGC1-5),1 the Fund’s broad-based securities market index, was 4.72% during the same period. The total return of the Morningstar Short-Term Bond Funds Average (MSTBFA),2 a peer group average for the Fund, was 3.25% during the same period. The Fund’s and the MSTBFA’s total returns for the most recently completed fiscal year reflect actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the BGC1-5.
During the reporting period, the Fund’s investment strategy focused on: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds3 and international securities;4 (b) selection of individual securities; and (c) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities). These were the most significant factors affecting the Fund’s performance relative to the BGC1-5.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the BGC1-5.
MARKET OVERVIEW
The reporting period saw the sharpest contraction in recorded U.S. economic history brought on by reaction to the onset of the coronavirus. Following steady U.S. gross domestic product growth during 2019, with Treasury yields trending higher, the economy fell 5.00% in the first quarter and then 31.70% in the second quarter. Such a simultaneous supply and demand shock pushed the Federal Reserve (“Fed”) to not only dust off its 2008 recession playbook, but also to initiate new programs to ensure availability of credit and smooth functioning of markets. Congress also aggressively and quickly passed stimulus packages intended to blunt the impact of the shutdowns and bridge the gap until recovery took hold. These actions were effective in restoring business and consumer confidence, leading to strong recovery, but they could not erase the damage caused by the virus or produce a vaccine. This combination of Fed action and economic contraction dropped Treasury and market yields: the Fed cut its federal funds target rate to a range of 0-0.25% in early March, anchoring the short-end of the yield curve, and spread sector yields followed suit. Spreads on risk assets initially widened dramatically, but with these actions, tightened in most sectors, reclaiming roughly three-fourths of their widening. The U.S. 2-year Treasury yield began the period at 1.50%, peaked soon after at 1.80%, before plummeting on the Fed’s early March actions, to end the period
Annual Shareholder Report

at 0.13%. The 10-year Treasury followed a similar path, starting also at 1.50%, peaking at 1.94% in November 2019, and then trading in a 0.50%-0.80% range after March, ending the period at 0.71%.
SECTOR AND QUALITY MANAGEMENT
Over the reporting period, the Fund actively invested in those securities that the manager believes have higher total return potential. Multiple sectors contributed to Fund performance. Emerging markets,5 mortgage-backed securities (MBS) and high-yield6 corporate bonds were the largest contributors, partly offset by underperformance of the commercial mortgage-backed (CMBS) securities and investment-grade corporate7 securities.
Though underweight U.S. Treasuries, the Fund had exposure to longer maturity Treasuries, which outperformed as market rates fell. In addition, the Fund’s overweight to lower-rated corporate securities, particularly those rated “BBB”, was a strong contributor to returns during the reporting period. In addition to increasing portfolio yield relative to the benchmark, the corporate issues provided favorable total returns. Asset-backed and CMBS securities8 added solid performance, high quality and diversification to the Fund.
SECURITY SELECTION
Security selection was the prime contributor to Fund performance over the reporting period, primarily in investment-grade corporates. Contributions from Energy, Consumer-facing, Transportation and Technology sectors were partly offset by Capital Goods and Banking issues.
INTEREST RATE, YIELD CURVE AND DERIVATIVE MANAGEMENT
The Fund’s average interest rate sensitivity, or duration,9 was less than that of the BGC1-5 over the reporting period, which detracted from performance. Yields fell across the yield curve, as the Fed moved aggressively to reduce the cost of money by lowering its federal funds rate. Yield curve positioning had a slight negative impact on performance, as the 2-year to 5-year Treasury yield curve steepened sharply on Fed actions, and the Fund had relatively more exposure to the belly of the yield curve. Treasury note and bond futures contracts10 were used to execute the Fund’s strategies with respect to interest rate sensitivity and yield curve exposure management, but made little contribution to performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the BGC1-5.
2
Please see the footnotes to the line graphs below for definitions of, and further information about, the MSTBFA.
3
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
Annual Shareholder Report

5
Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
6
High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default.
7
Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund’s investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor’s, Moody’s Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
8
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
9
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
10
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Hermes Short-Intermediate Total Return Bond Fund (the “ Fund ” ) from August 31, 2010 to August 31, 2020 for Institutional Shares and Service Shares, and from January 31, 2014 to August 31, 2020 for Class A and Class R6 Shares, compared to the Bloomberg Barclays 1-5 Year U.S. Government/Credit Index (BGC1-5)2 and the Morningstar Short-Term Bond Funds Average (MSTBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES AND CLASS R6 SHARES
Growth of $10,000 as of August 31, 2020
■ Total returns shown for Class A Shares includes the maximum sales charge of 1.00% ($10,000 minus $100 sales charge = $9,900).
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–INSTITUTIONAL SHARES AND SERVICE SHARES
Growth of $10,000 as of August 31, 2020
Average Annual Total Returns for the Period Ended 8/31/2020
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years	Start of Performance*
Class A Shares	3.33%	2.52%	—	2.20%
Institutional Shares	4.58%	2.98%	2.70%	—
Service Shares	4.42%	2.72%	2.44%	—
Class R6 Shares[4]	4.59%	2.83%	—	2.31%
BGC1-5	4.72%	2.69%	2.13%	2.35%
MSTBFA	3.25%	2.29%	1.90%	1.92%
*
The Fund’s Class A and R6 Shares start of performance date was January 31, 2014. The returns for the BGC1-5 and MSTBFA are from the Fund’s Class A and R6 Shares start of performance date.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: for A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BGC1-5 and MSTBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
The BGC1-5 measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The index is unmanaged and it is not possible to invest directly in an index. The BGC1-5 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	45.1%
Corporate Debt Securities	29.7%
Federated Mortgage Core Portfolio	7.2%
Asset-Backed Securities	4.7%
Project and Trade Finance Core Fund	4.0%
Bank Loan Core Fund	3.3%
Emerging Markets Core Fund	2.8%
Collateralized Mortgage Obligations	0.6%
Securities Lending Collateral[2,3]	0.0%
Mortgage-Backed Securities[4]	0.2%
Derivative Contracts[3,5]	0.0%
Cash Equivalents[6]	2.7%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100.0%

See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.

Represents less than 0.1%.

For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.

Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2020
Principal Amount or Shares			Value
		CORPORATE BONDS—29.7%
		Basic Industry - Metals & Mining—0.1%
$425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	$458,753
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	527,253
		TOTAL	986,006
		Capital Goods - Aerospace & Defense—0.7%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	993,782
2,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,113,395
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	398,456
905,000		Leidos Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,012,247
2,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	2,125,397
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	523,247
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	1,637,611
25,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 144A, 3.100%, 11/15/2021	25,606
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	29,268
500,000		Textron Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	506,644
		TOTAL	9,365,653
		Capital Goods - Building Materials—0.0%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	532,997
		Capital Goods - Construction Machinery—0.4%
1,575,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,599,962
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,101,277
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	613,169
835,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/5/2022	839,464
		TOTAL	5,153,872
		Capital Goods - Diversified Manufacturing—1.0%
2,500,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,505,989
810,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	834,677
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$30,000	Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	$30,799
1,390,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,404,633
415,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	440,165
3,165,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.056%, 4/5/2025	3,340,679
1,410,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,419,999
1,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	1,005,373
2,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	2,178,922
790,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	832,377
	TOTAL	13,993,613
	Capital Goods - Environmental—0.0%
50,000	Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	52,885
	Capital Goods - Packaging—0.0%
250,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	268,372
	Communications - Cable & Satellite—0.3%
1,000,000	CCO Safari II LLC, 4.464%, 7/23/2022	1,065,947
1,000,000	Comcast Corp., Sr. Unsecd. Note, 3.600%, 3/1/2024	1,109,249
2,000,000	Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	2,221,693
	TOTAL	4,396,889
	Communications - Media & Entertainment—0.7%
3,000,000	Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,996,482
220,000	Fox Corp, Sr. Unsecd. Note, 3.050%, 4/7/2025	241,203
2,175,000	Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,272,031
1,000,000	ViacomCBS Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	1,104,333
1,000,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	1,155,580
1,500,000	Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	1,562,605
195,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	214,749
100,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	102,663
	TOTAL	9,649,646
	Communications - Telecom Wireless—0.9%
730,000	American Tower Corp., Sr. Unsecd. Note, 1.300%, 9/15/2025	743,031
1,055,000	American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,125,663
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,089,666
2,000,000	American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	2,138,296
1,000,000	Crown Castle International Corp., 3.150%, 7/15/2023	1,069,496
1,665,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.350%, 7/15/2025	1,693,847
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$1,500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 1.500%, 2/15/2026	$1,525,395
1,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.500%, 4/15/2025	1,105,800
2,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.260% (3-month USLIBOR +0.990%), 1/16/2024	2,015,647
		TOTAL	12,506,841
		Communications - Telecom Wirelines—0.5%
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 3.000%, 6/30/2022	2,610,433
2,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.320% (3-month USLIBOR +1.000%), 3/16/2022	2,029,261
2,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.625%, 8/15/2026	2,202,904
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	530,704
		TOTAL	7,373,302
		Consumer Cyclical - Automotive—1.4%
1,985,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.200%, 7/8/2025	2,011,397
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 2/16/2024	2,147,546
2,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.200%, 10/30/2021	2,035,284
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	646,144
500,000		General Motors Financial Co., Inc., 4.375%, 9/25/2021	517,234
10,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.617% (3-month USLIBOR +1.310%), 6/30/2022	9,984
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	1,006,648
1,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,731,820
1,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.550%, 7/8/2022	1,040,031
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	426,857
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.350%, 8/25/2023	1,539,631
2,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.800%, 2/13/2025	2,094,695
1,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/30/2023	1,063,820
2,305,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	2,392,748
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	$1,099,929
		TOTAL	19,763,768
		Consumer Cyclical - Retailers—1.4%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	805,675
480,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	538,874
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	536,614
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 3.500%, 7/20/2022	1,845,037
3,970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	4,274,870
2,500,000		Dollar General Corp., Sr. Unsecd. Note, 3.250%, 4/15/2023	2,657,208
1,500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,617,185
1,500,000		WalMart, Inc., Sr. Unsecd. Note, 2.350%, 12/15/2022	1,570,113
2,000,000		WalMart, Inc., Sr. Unsecd. Note, 3.300%, 4/22/2024	2,187,128
2,430,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	2,635,057
		TOTAL	18,667,761
		Consumer Cyclical - Services—0.2%
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,037,431
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	1,001,308
		TOTAL	2,038,739
		Consumer Non-Cyclical - Food/Beverage—1.5%
1,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.150%, 1/23/2025	1,138,427
2,000,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 1.006% (3-month USLIBOR +0.740%), 1/12/2024	2,020,199
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 0.980% (3-month USLIBOR +0.700%), 11/15/2021	285,018
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	446,519
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	313,239
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,051,937
2,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	2,047,374
2,810,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,072,518
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,375,641
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,089,640
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	671,824
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.250%, 9/19/2024	$1,058,211
780,000	Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	783,911
1,000,000	Mondelez International, Inc., Sr. Unsecd. Note, 2.125%, 4/13/2023	1,040,375
990,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	1,063,818
2,000,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,260,982
475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	504,893
	TOTAL	20,224,526
	Consumer Non-Cyclical - Health Care—0.2%
875,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	908,609
940,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	996,931
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	147,848
1,000,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	1,062,179
185,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	212,408
	TOTAL	3,327,975
	Consumer Non-Cyclical - Pharmaceuticals—1.8%
3,720,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	4,075,597
1,000,000	AbbVie, Inc., 3.375%, 11/14/2021	1,035,453
2,000,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.600%, 11/21/2024	2,144,689
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.850%, 5/14/2023	1,057,215
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 2.900%, 11/6/2022	1,052,567
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	1,116,725
2,950,000	Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	3,096,908
940,000	AstraZeneca PLC, 0.700%, 4/8/2026	932,886
1,595,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,650,530
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,097,490
385,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	419,961
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.250%, 2/20/2023	1,069,194
1,500,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	1,508,288
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	855,403
1,200,000	Pfizer, Inc., Sr. Unsecd. Note, 3.200%, 9/15/2023	1,301,523
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$1,195,000	Royalty Pharma PLC, 144A, 1.200%, 9/2/2025	$1,193,038
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	996,900
	TOTAL	24,604,367
	Consumer Non-Cyclical - Products—0.1%
875,000	Procter & Gamble Co., Sr. Unsecd. Note, 2.450%, 3/25/2025	950,220
	Consumer Non-Cyclical - Tobacco—0.7%
2,000,000	Altria Group, Inc., 2.850%, 8/9/2022	2,088,519
2,680,000	Altria Group, Inc., Sr. Unsecd. Note, 2.350%, 5/6/2025	2,853,689
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	400,543
750,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	798,196
1,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	1,079,005
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	520,160
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	1,018,357
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 1.500%, 5/1/2025	1,035,262
	TOTAL	9,793,731
	Energy - Independent—0.1%
1,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	1,025,916
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	875,205
	TOTAL	1,901,121
	Energy - Integrated—1.3%
1,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	1,592,427
2,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.194%, 4/6/2025	2,205,428
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.245%, 5/6/2022	525,222
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	510,646
4,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	4,164,181
2,000,000	Exxon Mobil Corp., Sr. Unsecd. Note, 1.571%, 4/15/2023	2,063,531
1,000,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	1,099,144
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	908,180
835,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	897,884
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$2,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 3.500%, 11/13/2023	$2,186,826
1,320,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	1,447,180
		TOTAL	17,600,649
		Energy - Midstream—1.0%
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	161,753
1,000,000		Enterprise Products Operating LLC, 3.900%, 2/15/2024	1,099,792
2,437,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.350%, 3/15/2023	2,596,338
675,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	703,100
2,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	2,192,950
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.300%, 5/1/2024	554,915
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	51,279
295,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.212% (3-month USLIBOR +0.900%), 9/9/2021	294,992
1,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,166,168
450,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	471,181
1,500,000		Oneok Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	1,563,386
2,000,000		Williams Partners LP, Sr. Unsecd. Note, 3.350%, 8/15/2022	2,087,113
1,241,000		Williams Partners LP, Sr. Unsecd. Note, 3.600%, 3/15/2022	1,289,268
		TOTAL	14,232,235
		Energy - Oil Field Services—0.0%
275,000	[2]	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	273,243
		Energy - Refining—0.2%
1,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 5/1/2023	1,089,029
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	102,326
1,020,000		Valero Energy Corp., Sr. Unsecd. Note, 2.850%, 4/15/2025	1,092,013
		TOTAL	2,283,368
		Financial Institution - Banking—7.4%
2,000,000	[1]	American Express Co., 0.901% (3-month USLIBOR +0.650%), 2/27/2023	2,015,810
143,000		American Express Co., 2.650%, 12/2/2022	150,148
1,000,000		American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	1,094,015
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,034,171
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$1,058,430
1,000,000		Bank of America Corp., 3.550%, 3/5/2024	1,070,859
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	568,298
1,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.116% (3-month USLIBOR +0.790%), 3/5/2024	1,510,602
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	1,013,801
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	530,058
4,325,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	4,478,130
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.864%, 7/23/2024	2,176,469
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,681,612
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	1,044,124
1,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	1,049,669
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,140,739
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,272,102
4,290,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.380% (3-month USLIBOR +1.100%), 5/17/2024	4,345,648
2,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.676% (3-month USLIBOR +1.430%), 9/1/2023	2,033,580
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.678%, 5/15/2024	513,045
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	763,799
1,500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	1,563,807
855,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	930,562
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	426,289
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	253,425
500,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	534,032
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	680,689
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	100,181
1,505,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,508,451
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	531,675
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	716,884
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.006% (3-month USLIBOR +0.750%), 2/23/2023	$1,508,427
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	1,004,063
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	521,183
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	520,518
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	544,932
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	2,198,731
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	536,883
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/20/2024	1,638,342
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	261,074
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,207,804
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series MTN, 1.855% (3-month USLIBOR +1.600%), 11/29/2023	1,032,804
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	1,071,096
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,028,630
1,000,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.550%, 10/6/2023	1,092,673
1,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.493% (3-month USLIBOR +1.230%), 10/24/2023	1,018,295
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	2,046,117
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.125%, 1/23/2025	2,183,688
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	213,257
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.514%, 6/18/2022	2,049,893
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	2,689,766
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.625%, 5/13/2024	1,105,894
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,269,474
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	776,993
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	469,466
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	1,590,931
4,165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.663% (3-month USLIBOR +1.400%), 10/24/2023	4,244,381
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,070,249
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	543,776
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,011,203
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,096,255
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$2,476,416
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,145,910
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	1,091,159
3,080,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.700%, 1/27/2022	3,175,412
1,250,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.500%, 3/10/2025	1,296,175
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	1,015,835
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	773,535
1,000,000		U.S. Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,036,801
2,500,000		U.S. Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	2,671,501
7,760,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.490% (3-month USLIBOR +1.230%), 10/31/2023	7,873,514
1,820,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,903,937
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	776,057
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	1,093,180
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	358,758
		TOTAL	102,026,092
		Financial Institution - Finance Companies—0.1%
420,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	425,466
1,500,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 3.450%, 5/15/2025	1,592,274
		TOTAL	2,017,740
		Financial Institution - Insurance - Health—0.6%
2,000,000	[1]	CIGNA Corp., Sr. Unsecd. Note, 1.165% (3-month USLIBOR +0.890%), 7/15/2023	2,023,636
1,544,000		CIGNA Corp., Sr. Unsecd. Note, 3.400%, 9/17/2021	1,592,536
499,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	543,489
200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	205,311
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 2/15/2024	2,201,701
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,086,595
		TOTAL	7,653,268
		Financial Institution - Insurance - Life—1.2%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,077,718
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,076,099
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$3,250,000	American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	$3,479,168
1,000,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,011,183
1,250,000	Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	1,265,301
1,110,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	1,124,161
335,000	PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	349,553
2,500,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,499,866
1,000,000	PRICOA Global Funding I, Sec. Fac. Bond, 144A, 3.450%, 9/1/2023	1,088,682
500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	526,590
2,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	2,042,107
1,000,000	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	1,061,146
	TOTAL	16,601,574
	Financial Institution - Insurance - P&C—0.1%
750,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	800,087
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	549,189
	TOTAL	1,349,276
	Financial Institution - REIT - Healthcare—0.1%
700,000	Healthcare Trust of America, 3.700%, 4/15/2023	738,884
	Financial Institution - REIT - Other—0.0%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	330,036
	Supranational—0.1%
1,000,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.250%, 2/11/2022	1,031,215
475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	503,987
	TOTAL	1,535,202
	Technology—2.0%
2,000,000	Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	2,024,523
1,000,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	1,026,933
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,163,246
2,000,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	2,103,839
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 2/9/2024	757,784
2,000,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	2,160,870
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$835,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	$869,327
290,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	331,614
750,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	810,287
352,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	361,139
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	638,164
3,450,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	3,700,576
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 0.725% (3-month USLIBOR +0.470%), 11/30/2020	620,786
750,000		Intel Corp., 3.300%, 10/1/2021	774,839
2,000,000		Intel Corp., Sr. Unsecd. Note, 2.875%, 5/11/2024	2,165,903
290,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	303,080
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,015,903
3,500,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	3,658,980
1,855,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	2,001,795
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	601,287
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	732,332
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	160,371
		TOTAL	27,983,578
		Technology Services—0.2%
3,000,000		Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	3,209,699
		Transportation - Airlines—0.2%
1,825,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	1,948,359
770,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	841,276
		TOTAL	2,789,635
		Transportation - Services—0.3%
585,000		FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	619,044
1,000,000		FedEx Corp., Sr. Unsecd. Note, 3.200%, 2/1/2025	1,099,170
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	216,700
485,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	503,746
1,000,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	1,140,960
		TOTAL	3,579,620
		Utility - Electric—2.4%
2,000,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	2,072,841
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	876,394
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$870,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	$872,512
1,000,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series I, 3.650%, 12/1/2021	1,041,287
560,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	618,748
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	611,401
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	662,253
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	2,223,250
1,665,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,687,807
2,000,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	2,205,156
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	467,331
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,059,547
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	962,489
710,000	EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	717,091
1,500,000	EverSource Energy, Sr. Unsecd. Note, Series K, 2.750%, 3/15/2022	1,551,203
2,180,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,405,247
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	243,042
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,591,654
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	494,706
3,655,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	3,981,733
1,935,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	1,942,152
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	475,734
2,080,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 0.800%, 8/15/2025	2,081,344
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	394,612
1,000,000	Southern Co., Sr. Unsecd. Note, 2.950%, 7/1/2023	1,064,131
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	300,578
	TOTAL	32,604,243
	Utility - Natural Gas—0.4%
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	273,191
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	617,870
1,500,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,583,543
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	$1,242,424
1,985,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,174,978
250,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	250,700
		TOTAL	6,142,706
		Utility - Natural Gas Distributor—0.1%
1,700,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,741,222
		TOTAL CORPORATE BONDS (IDENTIFIED COST $402,084,813)	410,244,554
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal National Mortgage Association—0.2%
1,622,940		FNMA, Pool AS2976, 4.000%, 8/1/2044	1,777,095
839,684		FNMA, Pool AW0029, 3.500%, 7/1/2044	905,938
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,571,498)	2,683,033
		ASSET-BACKED SECURITIES—4.7%
		Auto Receivables—3.8%
1,940,000		AmeriCredit Automobile Receivables Trust 2020-2, Class A3, 0.660%, 12/18/2024	1,945,359
3,000,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	3,011,289
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,982,773
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	2,046,599
1,500,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,533,221
1,500,000		GM Financial Automobile Leasing Trust 2020-2, Class A3, 0.800%, 7/20/2023	1,513,647
2,425,000		General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,515,879
1,290,815		Honda Auto Receivables Owner Trust 2018-1, Class A3, 2.640%, 2/15/2022	1,301,021
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	968,739
1,616,870		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	1,633,503
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,244,509
3,450,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class A, 1.125% (1-month USLIBOR +0.950%), 7/25/2025	3,462,488
1,650,000		Nissan Auto Receivables Owner Trust 2020-A, Class A3, 1.380%, 12/16/2024	1,695,130
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,500,000		Santander Consumer Auto Receivables Trust 2020-B, Class A3, 0.460%, 8/15/2024	$4,515,015
2,295,000		Santander Drive Auto Receivables Trust 2020-2, Class A3, 0.670%, 4/15/2024	2,300,710
1,527,036		Securitized Term Auto Receivables Trust 2017-2A, Class A4, 2.289%, 3/25/2022	1,538,094
2,000,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	2,000,786
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,195,198
950,000		Toyota Auto Receivables Owner Trust 2020-B, Class A3, 1.360%, 8/15/2024	969,835
1,276,514		World Omni Auto Receivables Trust 2017-B, Class A3, 1.950%, 2/15/2023	1,289,936
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,625,489
1,000,000		World Omni Auto Receivables Trust 2020-B, Class A3, 0.630%, 5/15/2025	1,002,250
7,500,000		World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	7,505,119
		TOTAL	51,796,589
		Credit Card—0.5%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	519,313
2,000,000		Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,074,812
2,650,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.544% (1-month USLIBOR +0.370%), 12/26/2024	2,654,414
2,000,000	[1]	Trillium Credit Card Trust II, Class A, 0.654% (1-month USLIBOR +0.480%), 1/26/2024	2,004,286
		TOTAL	7,252,825
		Equipment Lease—0.4%
1,000,000		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,013,826
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,713,697
750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	753,312
1,875,000		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	1,888,203
		TOTAL	5,369,038
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,120,989)	64,418,452
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.6%
$1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	$1,856,369
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,337,189
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	407,234
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	165,736
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.083%, 6/10/2046	770,262
5,391		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	5,397
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,526,061
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,857,220
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	457,405
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	161,506
		TOTAL	8,544,379
		Federal Home Loan Mortgage Corporation—0.0%
24,518	[1]	FHLMC REMIC, Series 3397, Class FC, 0.761% (1-month USLIBOR +0.600%), 12/15/2037	24,859
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,404,866)	8,569,238
		U.S. TREASURIES—45.1%
29,145,875		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	29,795,137
12,192,740		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	12,835,034
5,000,000		United States Treasury Note, 0.125%, 4/30/2022	4,998,874
18,500,000		United States Treasury Note, 0.125%, 5/31/2022	18,494,317
35,000,000		United States Treasury Note, 0.125%, 6/30/2022	34,990,725
7,500,000		United States Treasury Note, 0.125%, 7/31/2022	7,497,970
10,000,000		United States Treasury Note, 0.125%, 5/15/2023	9,993,698
50,000,000		United States Treasury Note, 0.125%, 7/15/2023	49,963,000
25,000,000		United States Treasury Note, 0.125%, 8/15/2023	24,980,775
5,000,000		United States Treasury Note, 0.250%, 4/15/2023	5,013,598
47,500,000		United States Treasury Note, 0.250%, 6/15/2023	47,635,859
23,500,000		United States Treasury Note, 0.250%, 5/31/2025	23,492,917
70,000,000		United States Treasury Note, 0.250%, 6/30/2025	69,953,800
5,000,000		United States Treasury Note, 0.250%, 8/31/2025	4,994,532
Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$45,000,000		United States Treasury Note, 0.250%, 7/31/2025	$44,956,512
2,500,000		United States Treasury Note, 0.375%, 3/31/2022	2,509,275
15,000,000		United States Treasury Note, 0.375%, 4/30/2025	15,083,616
5,000,000		United States Treasury Note, 0.500%, 3/15/2023	5,045,069
12,500,000		United States Treasury Note, 0.500%, 3/31/2025	12,643,190
5,000,000		United States Treasury Note, 1.125%, 2/28/2022	5,073,505
10,000,000		United States Treasury Note, 1.125%, 2/28/2025	10,395,979
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,555,639
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	7,064,464
10,000,000		United States Treasury Note, 1.375%, 10/15/2022	10,260,910
18,000,000		United States Treasury Note, 1.375%, 1/31/2025	18,895,469
10,000,000		United States Treasury Note, 1.500%, 1/15/2023	10,320,205
6,500,000		United States Treasury Note, 1.500%, 10/31/2024	6,843,036
2,000,000		United States Treasury Note, 1.625%, 6/30/2021	2,024,570
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	5,147,771
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,762,892
1,000,000		United States Treasury Note, 1.750%, 5/31/2022	1,027,963
17,000,000		United States Treasury Note, 1.750%, 6/30/2024	17,999,806
7,500,000		United States Treasury Note, 1.750%, 7/31/2024	7,949,890
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,693,726
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,108,935
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	1,035,899
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	5,148,539
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,124,791
2,500,000		United States Treasury Note, 2.000%, 2/28/2021	2,523,250
9,500,000		United States Treasury Note, 2.000%, 5/31/2024	10,136,718
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,590,210
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,690,027
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,160,820
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	8,091,848
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,376,668
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,812,404
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,700,006
		TOTAL U.S. TREASURIES (IDENTIFIED COST $612,601,240)	622,393,838
		INVESTMENT COMPANIES—20.0%
3,753,214		Emerging Markets Core Fund	37,944,995
4,828,504		Bank Loan Core Fund	45,194,794
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
284,240	Federated Hermes Government Obligations Fund, Premier Shares, 0.05%[4]	$284,240
36,221,499	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[4]	36,239,610
9,856,516	Federated Mortgage Core Portfolio	99,747,939
6,341,905	Project and Trade Finance Core Fund	55,808,763
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $274,241,995)	275,220,341
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,363,025,401)[5]	1,383,529,456
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(3,528,855)
	TOTAL NET ASSETS—100%	$1,380,000,601
At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures
[7]United States Treasury Notes 10-Year Short Futures	5	$696,250	December 2020	$(1,574)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Value as of 8/31/2019	Purchases at Cost	Proceeds from Sales
Emerging Markets Core Fund	$2,207,005	$36,875,721	$(2,269,438)
Bank Loan Core Fund	$6,083,676	$38,864,402	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$—	$40,161,210	$(39,876,970)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,259,685	$418,122,875	$(392,136,190)
Federated Mortgage Core Portfolio	$20,000,895	$89,223,842	$(10,000,000)
Project and Trade Finance Core Fund	$16,172,895	$39,861,170	$—
High Yield Bond Portfolio	$5,681,972	$—	$(5,691,035)
TOTAL OF AFFILIATED TRANSACTIONS	$60,406,128	$663,109,220	$(449,973,633)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2020	Shares Held as of 8/31/2020	Dividend Income
$967,507	$164,200	$37,944,995	3,753,214	$377,513
$246,716	$—	$45,194,794	4,828,504	$614,419
N/A	N/A	$284,240	284,240	$30,695
$9,484	$(16,244)	$36,239,610	36,221,499	$119,778
$440,285	$82,917	$99,747,939	9,856,516	$972,825
$(225,302)	$—	$55,808,763	6,341,905	$861,356
$(94,341)	$103,404	$—	—	$28,324
$1,344,349	$334,277	$275,220,341	61,285,878	$3,004,910
*
All or a portion of the balance/activity for the fund relates to cash collateral received on security lending transactions.
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $1,363,121,598.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$410,244,554	$—	$410,244,554
Mortgage-Backed Securities	—	2,683,033	—	2,683,033
Asset-Backed Securities	—	64,418,452	—	64,418,452
Collateralized Mortgage Obligations	—	8,569,238	—	8,569,238
U.S. Treasuries	—	622,393,838	—	622,393,838
Investment Companies[1]	219,411,578	—	—	275,220,341
TOTAL SECURITIES	$219,411,578	$1,108,309,115	$—	$1,383,529,456
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(1,574)	—	—	(1,574)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,574)	$—	$—	$(1,574)
1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $55,808,763 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2
Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.34
Income From Investment Operations:
Net investment income	0.18	0.22	0.19[1]	0.18	0.23[1]
Net realized and unrealized gain (loss)	0.28	0.32	(0.24)	(0.06)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.54	(0.05)	0.12	0.33
Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.19)	(0.18)	(0.24)
Net Asset Value, End of Period	$10.73	$10.45	$10.13	$10.37	$10.43
Total Return[2]	4.41%	5.35%	(0.44)%	1.16%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.62%	0.62%	0.63%	0.61%	0.61%
Net investment income	1.18%	2.10%	1.89%	1.73%	2.22%
Expense waiver/reimbursement[4]	0.20%	0.17%	0.15%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,680	$23,774	$25,078	$27,334	$26,374
Portfolio turnover	20%	33%	27%	11%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.33
Income From Investment Operations:
Net investment income	0.20	0.24	0.22[1]	0.20	0.26[1]
Net realized and unrealized gain (loss)	0.27	0.32	(0.24)	(0.06)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.56	(0.02)	0.14	0.36
Less Distributions:
Distributions from net investment income	(0.20)	(0.24)	(0.22)	(0.20)	(0.26)
Net Asset Value, End of Period	$10.72	$10.45	$10.13	$10.37	$10.43
Total Return[2]	4.58%	5.61%	(0.19)%	1.41%	3.59%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.38%	0.36%	0.36%
Net investment income	1.87%	2.36%	2.15%	1.98%	2.51%
Expense waiver/reimbursement[4]	0.16%	0.15%	0.16%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,201	$289,131	$278,385	$266,383	$230,866
Portfolio turnover	20%	33%	27%	11%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.44	$10.12	$10.36	$10.42	$10.33
Income From Investment Operations:
Net investment income	0.19	0.21	0.19[1]	0.18	0.23[1]
Net realized and unrealized gain (loss)	0.27	0.32	(0.24)	(0.06)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.53	(0.05)	0.12	0.33
Less Distributions:
Distributions from net investment income	(0.18)	(0.21)	(0.19)	(0.18)	(0.24)
Net Asset Value, End of Period	$10.72	$10.44	$10.12	$10.36	$10.42
Total Return[2]	4.42%	5.35%	(0.43)%	1.16%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.62%	0.62%	0.63%	0.61%	0.61%
Net investment income	1.62%	2.10%	1.84%	1.72%	2.27%
Expense waiver/reimbursement[4]	0.17%	0.15%	0.16%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,388	$12,477	$12,525	$34,375	$27,975
Portfolio turnover	20%	33%	27%	11%	30%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares*
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.33
Income From Investment Operations:
Net investment income	0.20	0.24	0.22[1]	0.21	0.16[1]
Net realized and unrealized gain (loss)	0.27	0.32	(0.24)	(0.06)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.56	(0.02)	0.15	0.29
Less Distributions:
Distributions from net investment income	(0.20)	(0.24)	(0.22)	(0.21)	(0.19)
Net Asset Value, End of Period	$10.72	$10.45	$10.13	$10.37	$10.43
Total Return[2]	4.59%	5.62%	(0.18)%	1.42%	2.82%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.37%	0.35%	1.11%
Net investment income	1.87%	2.37%	2.16%	2.00%	1.57%
Expense waiver/reimbursement[4]	0.13%	0.12%	0.12%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,732	$48,105	$28,523	$28,306	$753
Portfolio turnover	20%	33%	27%	11%	30%
*
Prior to September 1, 2016, the Fund’s Class R6 Shares were designated as Class R Shares.
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities August 31, 2020

Assets:
Investment in securities, at value including $270,262 of securities loaned and $275,220,341 of investment in affiliated holdings* (identified cost $1,363,025,401)		$1,383,529,456
Income receivable		3,540,210
Income receivable from affiliated holdings		628,769
Receivable for shares sold		7,670,093
TOTAL ASSETS		1,395,368,528
Liabilities:
Payable for investments purchased	$12,218,848
Payable for shares redeemed	2,349,408
Income distribution payable	29,228
Payable to bank	83,600
Payable for variation margin on futures contracts	806
Payable for collateral due to broker for securities lending	284,240
Payable for investment adviser fee (Note 5)	5,546
Payable for administrative fees (Note 5)	2,924
Payable for other service fees (Notes 2 and 5)	156,604
Accrued expenses (Note 5)	236,723
TOTAL LIABILITIES		15,367,927
Net assets for 128,654,525 shares outstanding		$1,380,000,601
Net Assets Consist of:
Paid-in capital		$1,366,711,853
Total distributable earnings (loss)		13,288,748
TOTAL NET ASSETS		$1,380,000,601
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($835,679,870 ÷ 77,897,555 shares outstanding), no par value, unlimited shares authorized	$10.73
Offering price per share (100/99.00 of $10.73)	$10.84
Redemption proceeds per share	$10.73
Institutional Shares:
Net asset value per share ($449,200,672 ÷ 41,884,967 shares outstanding), no par value, unlimited shares authorized	$10.72
Offering price per share	$10.72
Redemption proceeds per share	$10.72
Service Shares:
Net asset value per share ($18,387,776 ÷ 1,715,919 shares outstanding), no par value, unlimited shares authorized	$10.72
Offering price per share	$10.72
Redemption proceeds per share	$10.72
Class R6 Shares:
Net asset value per share ($76,732,283 ÷ 7,156,084 shares outstanding), no par value, unlimited shares authorized	$10.72
Offering price per share	$10.72
Redemption proceeds per share	$10.72
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations Year Ended August 31, 2020

Investment Income:
Interest			$8,462,366
Dividends received from affiliated holdings*			2,974,215
Net income on securities loaned (includes $30,695 received from an affiliated holding* related to cash collateral balances)			8,193
TOTAL INCOME			11,444,774
Expenses:
Investment adviser fee (Note 5)		$1,622,971
Administrative fee (Note 5)		425,434
Custodian fees		21,002
Transfer agent fee (Note 2)		201,726
Directors’/Trustees’ fees (Note 5)		4,356
Auditing fees		30,990
Legal fees		8,147
Portfolio accounting fees		140,587
Other service fees (Notes 2 and 5)		417,785
Share registration costs		434,413
Printing and postage		39,152
Miscellaneous (Note 5)		26,830
TOTAL EXPENSES		3,373,393
Waiver and Reimbursements:
Waiver/Reimbursement of investment adviser fee (Note 5)	$(826,223)
Reimbursement of other operating expenses (Notes 2 and 5)	(107,137)
TOTAL WAIVER AND REIMBURSEMENTS		(933,360)
Net expenses			2,440,033
Net investment income			$9,004,741
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $334,277 on sales of investments in affiliated holdings*)	$650,141
Net realized loss on futures contracts	(38,210)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,344,349 on investments in affiliated holdings*)	14,669,947
Net change in unrealized depreciation of futures contracts	(1,797)
Net realized and unrealized gain on investments and futures contracts	15,280,081
Change in net assets resulting from operations	$24,284,822
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended August 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,004,741	$8,299,552
Net realized gain (loss)	611,931	(1,384,025)
Net change in unrealized appreciation/depreciation	14,668,150	12,528,343
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,284,822	19,443,870
Distributions to Shareholders:
Class A Shares	(1,773,080)	(498,380)
Institutional Shares	(5,903,146)	(6,352,111)
Service Shares	(231,632)	(241,118)
Class R6 Shares	(1,046,425)	(1,206,372)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,954,283)	(8,297,981)
Share Transactions:
Proceeds from sale of shares	1,214,223,944	162,319,837
Net asset value of shares issued to shareholders in payment of distributions declared	8,510,563	7,739,288
Cost of shares redeemed	(231,551,164)	(152,229,499)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	991,183,343	17,829,626
Change in net assets	1,006,513,882	28,975,515
Net Assets:
Beginning of period	373,486,719	344,511,204
End of period	$1,380,000,601	$373,486,719
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2020
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Institutional Trust and Federated Short-Intermediate Total Return Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Annual Shareholder Report

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income.
Annual Shareholder Report

Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $933,360 is disclosed in various locations in this Note 2 and Note 5. For the year ended August 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$31,247	$(5,827)
Institutional Shares	157,608	(96,319)
Service Shares	7,716	(4,991)
Class R6 Shares	5,155	—
TOTAL	$201,726	$(107,137)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$381,984
Service Shares	35,801
TOTAL	$417,785
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $673,780. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$1,574*
*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(38,210)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,797)
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of August 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$270,262	$284,240
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
Year Ended August 31	2020		2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	81,339,704	$868,621,088	555,377	$5,673,406
Shares issued to shareholders in payment of distributions declared	163,485	1,742,709	44,640	456,935
Shares redeemed	(5,880,519)	(62,632,806)	(799,820)	(8,155,427)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,622,670	$807,730,991	(199,803)	$(2,025,086)
Annual Shareholder Report

Year Ended August 31	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,022,313	$275,119,666	11,303,360	$115,424,903
Shares issued to shareholders in payment of distributions declared	532,255	5,606,011	570,941	5,846,955
Shares redeemed	(12,344,436)	(129,858,681)	(11,678,142)	(119,017,674)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,210,132	$150,866,996	196,159	$2,254,184

Year Ended August 31	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	848,708	$8,959,161	293,947	$3,029,961
Shares issued to shareholders in payment of distributions declared	21,569	226,870	22,407	229,076
Shares redeemed	(349,651)	(3,668,411)	(358,430)	(3,645,677)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	520,626	$5,517,620	(42,076)	$(386,640)

Year Ended August 31	2020		2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,796,205	$61,524,029	3,766,949	$38,191,567
Shares issued to shareholders in payment of distributions declared	88,881	934,973	117,933	1,206,322
Shares redeemed	(3,334,322)	(35,391,266)	(2,095,747)	(21,410,721)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,550,764	$27,067,736	1,789,135	$17,987,168
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	92,904,192	$991,183,343	1,743,415	$17,829,626
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$8,954,283	$8,297,981
As of August 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$54,366
Net unrealized appreciation	$20,407,858
Capital loss carryforwards	$(7,173,476)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark to market of futures contracts.
Annual Shareholder Report

At August 31, 2020, the cost of investments for federal tax purposes was $1,363,121,598. The net unrealized appreciation of investments for federal tax purposes was $20,407,858. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,270,920 and net unrealized depreciation from investments for those securities having an excess of cost over value of $863,062. The amounts presented are inclusive of derivative contracts.
As of August 31, 2020, the Fund had a capital loss carryforward of $7,173,476 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,943,028	$4,230,448	$7,173,476
The Fund used capital loss carryforwards of $465,693 to offset capital gains realized during the year ended August 31, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the year ended August 31, 2020, the Adviser voluntarily waived $814,363 of its fee and voluntarily reimbursed $107,137 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2020, the Adviser reimbursed $11,860.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2020, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended August 31, 2020, FSSC received $1,913 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2020, were as follows:
Purchases	$581,752,597
Sales	$65,012,273
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2020, the Fund had no outstanding loans. During the year ended August 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2020, there were no outstanding loans. During the year ended August 31, 2020, the program was not utilized.
Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated Hermes institutional TRUST AND THE SHAREHOLDERS OF FEDERATED hermes Short-intermediate total return bond FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Short-Intermediate Total Return Bond (formerly, Federated Short-Intermediate Total Return Bond Fund the “Fund”), a portfolio of Federated Hermes Institutional Trust (formerly, Federated Institutional Trust), as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2020, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2020	Ending Account Value 8/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,023.00	$3.15
Institutional Shares	$1,000	$1,024.30	$1.88
Service Shares	$1,000	$1,024.00	$3.15
Class R6 Shares	$1,000	$1,024.30	$1.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.00	$3.15
Institutional Shares	$1,000	$1,023.30	$1.88
Service Shares	$1,000	$1,022.00	$3.15
Class R6 Shares	$1,000	$1,023.30	$1.83
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.62%
Class R6 Shares	0.36%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in
1990. He was named Chief Investment Officer of Federated Hermes’
taxable fixed-income products in 2004 and also serves as a Senior
Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in
Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SHORT-INTERMEDIATE TOTAL RETURN BOND FUND)
At its meetings in May 2020 (the “ May Meetings ” ), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “ Independent Trustees ” ), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about
Annual Shareholder Report

the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
35671 (10/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $96,440

Fiscal year ended 2019 - $97,990

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $171,372

Fiscal year ended 2019 - $626,569

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2020